Notes to the consolidated financial statements - Selling and distribution expenses (Details) - Selling and distribution expenses - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Expenses By Nature [Line Items]
Personnel	€ (197)	€ (287)
Amortization and depreciation	(17)	(22)
Other	(57)	(168)
Total	(271)	(477)
Salary and salary-related expenses	129	222
Expenses from share-based payments	€ 68	€ 65